Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,107,000
Previously Paid Amount	0.00
Total Fee Amount	5,834.18
Total Offset Amount	0.00
Net Fee	5,834.18
Narrative - Max Aggregate Offering Price	$ 38,107,000
Final Prospectus	true